Business Combination and Related Transactions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination and Related Transactions
Note 3. Business Combination and Related Transactions
Sense Acquisition
On October 22, 2021, the Company acquired Sense Photonics Inc. (“Sense”), a privately held lidar technology company for autonomous vehicles. The transaction has been accounted for as a business combination. The

Company purchased all of the outstanding shares of the capital stock of Sense and settled all Sense debt for total consideration of $72.8 million comprised of 9,163,982 shares of the Company’s common stock having a fair value of $60.0 million, fully vested replacement equity awards having a fair value of $1.1 million, and a cash payment of $11.7 million to settle Sense pre-existing
debt and transaction costs incurred by Sense in connection with the acquisition. The Company retained 1,573,427 shares of common stock with the aggregate fair value of $10.3 million to satisfy any necessary adjustments, including without limitation certain indemnification claims and net working capital shortfall (“Holdback Shares”). The Holdback Shares will be released, net of any shares necessary to satisfy all unsatisfied or disputed claims for indemnification and net working capital shortfall, and distributed to the Sense stockholders in 18 months from the acquisition date. The Holdback Shares are considered issued and outstanding from legal perspective and have the same economic and voting rights as other issued and outstanding shares of the Company’s common stock.
Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $1.5 million.
The following table summarizes the preliminary fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$689
Restricted cash	69
Accounts receivable, net	768
Prepaid expenses and other current assets	463
Property and equipment, net	626
Intangible assets:
Developed technology—estimated useful life of 8 years	15,900
Vendor relationship—estimated useful life of 3 years	6,600
Customer relationships—estimated useful life of 3 years	900
Goodwill	51,076
Accounts payable	(266)
Accrued and other current liabilities	(1,540)
Deferred tax liability	(2,477)

Total purchase consideration	$72,808

The fair value assigned to developed technology was determined as of the acquisition date under the relief-from-royalty rate method using Level 3 inputs. Management applied significant judgement in estimating the fair value of the developed technology, which involved significant assumptions related to the revenue growth rates, the relief-from-royalty rate, the discount rate, and the economic life. The fair values assigned to the vendor relationship and customer relationships were determined using Level 3 inputs under the with-and-without
method. These Level 3 inputs include revenue growth rates, discount rate and period to recreate the relationship.
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and assumed liabilities acquired and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. Goodwill is not deductible for tax purposes.
Sense’s revenue and pretax loss for the period from the acquisition date of October 22, 2021 to December 31, 2021 was not material.
The following unaudited supplemental pro forma information presents the combined historical results of operations of the Company and Sense as if the business combination had been completed on January 1, 2020.

The pro forma financial information includes amortization of fair value adjustments in the appropriate pro forma periods as though the companies were combined as of the beginning of 2020. These adjustments include:

•	An increase in amortization expense of $4.5 million and $3.7 million related to the fair value of acquired identifiable intangible assets in 2021 and 2020, respectively;

•	A decrease in expenses of $1.5 million related to acquisition transaction expenses in 2021;

•	An increase in stock based compensation expense of $10.8 million and $8.7 million in 2021 and 2020, respectively, related to the stock options and restricted stock units issued to Sense employees.
The following table includes unaudited pro forma results (in thousands, except per share data):

	December 31,
	2021	2020
Revenue	33,578	21,930
Net (loss)	(107,352)	(139,850)